Consolidated Statement Of Changes In Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statement Of Changes In Stockholders' Equity [Abstract]
Dividends paid per share	$ 0.84	$ 0.76	$ 0.68